UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21225

Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 10.8%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$565,735
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	681,876
1,445	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), Prerefunded to 7/1/11, 5.75%, 7/1/32	1,581,798
		$2,829,409
Hospital — 4.1%
$55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.75%, 7/1/32	$58,343
1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,014,050
		$1,072,393
Housing — 3.5%
$985	Massachusetts Housing Finance Agency, 4.50%, 6/1/38	$919,310
		$919,310
Insured-Escrowed/Prerefunded — 29.5%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,273,390
350	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	381,384
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prerefunded 5/15/12, 5.00%, 5/15/25	53,590
3,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	3,226,600
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	1,105,729
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,660,860
		$7,701,553
Insured-General Obligations — 12.4%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,256,240
1,000	Milford, (FSA), 4.25%, 12/15/46	907,200
75	Sandwich, (MBIA), 4.50%, 7/15/29	75,374
		$3,238,814
Insured-Hospital — 4.6%
$1,160	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$1,197,688
		$1,197,688
Insured-Lease Revenue/Certificates of Participation — 23.1%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,806,263
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,033,910
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	820,154
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,380,106
		$6,040,433
Insured-Other Revenue — 4.6%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,204,630
		$1,204,630

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Insured-Pooled Loans — 9.5%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)	$2,477,880
		$2,477,880
Insured-Private Education — 26.1%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,076,820
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,296,828
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)	850,830
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,537,755
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	770,528
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,036,350
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	250,773
		$6,819,884
Insured-Public Education — 11.6%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$804,608
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,035,650
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,177,370
		$3,017,628
Insured-Special Tax Revenue — 11.0%
$1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,310,208
380	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	344,333
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	554,590
1,055	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	163,620
2,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	308,091
1,325	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	184,467
		$2,865,309
Insured-Transportation — 10.2%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,407,887
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,259,100
		$2,666,987
Insured-Water Revenue — 13.8%
$1,175	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,035,810
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,566,350
		$3,602,160
Nursing Home — 2.6%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$676,646
		$676,646
Private Education — 4.9%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$756,023
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	518,700
		$1,274,723
Total Tax-Exempt Investments — 182.3% (identified cost $45,856,780)		$47,605,447
Other Assets, Less Liabilities — (22.9)%		$(5,983,165)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.4)%		$(15,507,306)
Net Assets Applicable to Common Shares — 100.0%		$26,114,976

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AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 22.0% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at December 31, 2007 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,200,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(23,650)

Lehman Brothers, Inc.	$1,050,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$9,360

Merrill Lynch Capital Services, Inc.	$1,725,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(104,336)

Morgan Stanley Capital Services, Inc.	$625,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(36,590)
					$(155,216)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,084,618
Gross unrealized appreciation	$1,945,167
Gross unrealized depreciation	(189,338)
Net unrealized appreciation	$1,755,829

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	February 22, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 22, 2008